CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 78,803	$ 77,275
Accounts receivable, net	7,496	9,225
Inventories	9,165	8,884
Prepaid expenses	1,142	1,214
Due from related parties	20,084	17,970
Other current assets	6,175	5,182
Total current assets	122,865	119,750
NON-CURRENT ASSETS
Fixed assets at cost, net of accumulated depreciation of $791,729 (2018: $743,924)	2,433,731	2,480,329
Deferred charges, net	10,467	13,031
Investments in affiliates	7,311	7,363
Other non-current assets	73,931	59,369
Total non-current assets	2,525,440	2,560,092
Total assets	2,648,305	2,679,842
CURRENT LIABILITIES
Accounts payable	11,350	10,477
Accrued liabilities	10,765	11,770
Current portion of long-term debt, net	113,826	113,777
Current portion of long-term leaseback obligation	14,097
Accumulated accrued interest, current portion	35,351	35,782
Unearned revenue	19,556	19,753
Other current liabilities	18,363	31,142
Total current liabilities	223,308	222,701
LONG-TERM LIABILITIES
Long-term debt, net	1,318,207	1,508,108
Long-term leaseback obligation, net of current portion	130,340
Accumulated accrued interest, net of current portion	178,065	200,574
Unearned revenue, net of current portion	34,675	41,730
Other long-term liabilities	8,241	15,876
Total long-term liabilities	1,669,528	1,766,288
Total liabilities	1,892,836	1,988,989
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred stock (par value $0.01, 100,000,000 preferred shares authorized and not issued as of June 30, 2019 and December 31, 2018)
Common stock (par value $0.01, 750,000,000 common shares authorized as of June 30, 2019 and December 31, 2018. 15,373,194 and 15,237,456 shares issued and outstanding as of June 30, 2019 and December 31, 2018, respectively (213,324,455 shares before 1-for-14 reverse stock split as of December 31, 2018))	154	152
Additional paid-in capital	729,425	727,562
Accumulated other comprehensive loss	(119,540)	(118,710)
Retained earnings	145,430	81,849
Total stockholders' equity	755,469	690,853
Total liabilities and stockholders' equity	$ 2,648,305	$ 2,679,842